Financial Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2014
Financial Income (Expenses), Net [Abstract]
Schedule Of Financial Income (Expenses), Net
	Year ended December 31,
	2012	2013	2014

Income:
Interest on cash and cash equivalents and short term deposits	$144	$3	$2
Foreign currency exchange differences, net	169	-	-

	313	3	2

Expenses:
Accretion of earn-out consideration	(224)	(878)	(299)
Interest on bank loans and credit line	-	(197)	(435)
Foreign currency exchange differences, net	-	(124)	(48)
Other	(9)	(59)	(94)

	(233)	(1,258)	(876)

	$80	$(1,255)	$(874)